Share Capital - Additional Information (Detail) - kr / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of classes of share capital [abstract]
Number of shares issued	42,135,448	36,984,292	32,421,121	25,128,242	16,935,780	10,801,948
Share nominal value	kr 1